T. ROWE PRICE Small-Cap Stock Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.2%
COMMUNICATION SERVICES 1.7%
Entertainment 0.7%
Cinemark Holdings  1,351,600 27,586
Zynga, Class A (1) 5,500,488 56,160
83,746
Media 1.0%
Advantage Solutions (1) 992,424 11,721
Advantage Solutions, Warrants, 12/31/26 (1) 272,817 876
Cable One  50,437 92,217
National CineMedia 2,766,129 12,779
117,593
Total Communication Services 201,339
CONSUMER DISCRETIONARY 9.5%
Auto Components 0.6%
Gentherm  (1) 678,265 50,266
Stoneridge (1) 763,729 24,294
74,560
Diversified Consumer Services 0.5%
Bright Horizons Family Solutions (1) 359,200 61,585
61,585
Hotels, Restaurants & Leisure 3.2%
BJ's Restaurants (1) 1,115,082 64,764
Bloomin ' Brands (1) 605,847 16,388
Chuy's Holdings (1)(2) 1,291,766 57,251
Denny's (1) 1,436,234 26,010
Drive Shack (1) 2,492,386 8,001
Fiesta Restaurant Group (1)(2) 2,220,082 27,951
Papa John's International  983,320 87,161
Red Robin Gourmet Burgers (1)(2) 821,284 32,761
Ruth's Hospitality Group  627,706 15,586
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $33,027 (1)(2)(3)(4)(5) 3,862,836 33,027
368,900

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
Household Durables 0.8%
Cavco Industries (1) 112,211 25,316
Skyline Champion (1) 1,035,858 46,883
Tri Pointe Homes (1) 909,983 18,527
90,726
Internet & Direct Marketing Retail 0.7%
A Place for Rover, Acquisition Date: 5/25/18, Cost $330 (1)(4) 48,677 475
Deliveroo Holdings, Acquisition Date: 9/12/17 - 5/16/19,
Cost $20,926 (GBP) (1)(4) 11,780,000 44,347
Poshmark , Class A (1) 141,307 5,737
RealReal  (1) 1,042,900 23,601
ThredUp , Class A (1) 493,182 11,506
85,666
Multiline Retail 0.8%
Ollie's Bargain Outlet Holdings (1) 1,042,152 90,667
90,667
Specialty Retail 2.4%
Burlington Stores (1) 450,249 134,534
Five Below (1) 99,521 18,988
Monro 844,652 55,578
Petco Health & Wellness (1) 699,954 15,511
RH (1) 83,541 49,841
274,452
Textiles, Apparel & Luxury Goods 0.5%
Allbirds , Acquisition Date: 10/10/18 - 12/21/18, Cost $6,034 (1)
(3)(4) 550,195 6,362
Capri Holdings (1) 894,200 45,604
Steven Madden  291,500 10,861
62,827
Total Consumer Discretionary 1,109,383
CONSUMER STAPLES 4.5%
Beverages 1.8%
Boston Beer, Class A (1) 173,953 209,836
209,836

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
Food Products 2.6%
ADM HOLDINGS (3) 164 262
Cal-Maine Foods (1) 1,090,366 41,892
Makepeace Bros (1) 164 738
Nomad Foods (1) 1,383,646 37,995
Post Holdings (1) 589,237 62,294
Sanderson Farms  292,320 45,538
TreeHouse Foods (1) 1,250,775 65,340
Utz Brands  1,943,653 48,183
302,242
Personal Products 0.1%
BellRing Brands, Class A (1) 553,552 13,069
13,069
Total Consumer Staples 525,147
ENERGY 2.8%
Energy Equipment & Services 1.2%
Cactus, Class A  533,800 16,345
Computer Modelling Group (CAD)  1,291,429 5,909
Dril -Quip (1) 350,391 11,643
Halliburton  2,527,618 54,243
Liberty Oilfield Services, Class A  3,149,596 35,559
NexTier Oilfield Solutions (1) 4,937,800 18,369
142,068
Oil, Gas & Consumable Fuels 1.6%
Devon Energy  1,538,420 33,614
Diamondback Energy  961,684 70,674
Magnolia Oil & Gas, Class A (1) 3,789,156 43,500
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $1,247 (1)(3)(4) 413 2,298
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $20,149 (1)(3)(4) 5,556 30,921
181,007
Total Energy 323,075

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
FINANCIALS 17.6%
Banks 10.8%
Atlantic Capital Bancshares (1) 727,554 17,534
BankUnited 2,122,205 93,271
Columbia Banking System  379,461 16,351
CrossFirst Bankshares  (1) 1,293,750 17,841
Dime Community Bancshares  663,836 20,008
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $2,938 (1)(3)(4) 293,821 3,526
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,443 (1)(3)(4) 144,311 1,732
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (1)(3)(4) 43,813 174
East West Bancorp  926,800 68,398
Equity Bancshares, Class A (1) 675,625 18,512
FB Financial  1,097,759 48,806
First Bancshares  814,605 29,823
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,000 (1)(3)(4) 500,044 3,400
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(3)(4) 98,245 251
Heritage Commerce  2,473,754 30,229
Heritage Financial  798,012 22,536
Home BancShares 2,396,194 64,817
Investors Bancorp  2,193,035 32,216
Live Oak Bancshares  1,010,284 69,194
Origin Bancorp  874,460 37,086
Pacific Premier Bancorp  1,365,612 59,322
Pinnacle Financial Partners  1,194,395 105,895
Popular  467,564 32,879
Professional Holding, Class A (1) 435,128 7,993
Prosperity Bancshares  539,685 40,417
Sandy Spring Bancorp  730,200 31,712
Seacoast Banking (1) 1,641,025 59,471
Signature Bank  433,267 97,962
South State  729,294 57,257
Webster Financial  812,641 44,785

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
Western Alliance Bancorp  1,202,826 113,595
1,246,993
Capital Markets 1.3%
Altimeter Growth (1) 1,142,377 13,960
Bluescape Opportunities Acquisition (1) 1,471,543 15,687
Cboe Global Markets  755,099 74,521
dMY Technology Group II, Class A (1) 371,000 5,457
StepStone Group, Class A  1,263,285 44,556
154,181
Consumer Finance 1.3%
Encore Capital Group (1) 882,003 35,483
PRA Group (1) 904,386 33,525
PROG Holdings  1,082,233 46,850
SLM  1,745,611 31,369
147,227
Insurance 2.6%
Assurant  527,000 74,713
Axis Capital Holdings  1,095,600 54,309
Hanover Insurance Group  411,200 53,234
Safety Insurance Group  113,161 9,534
Selective Insurance Group  1,151,500 83,530
Selectquote  (1) 626,301 18,482
State Auto Financial  444,923 8,769
302,571
Thrifts & Mortgage Finance 1.6%
Capitol Federal Financial  1,544,732 20,460
Essent Group  1,062,580 50,462
Meridian Bancorp  1,809,389 33,329
PennyMac Financial Services  1,040,193 69,558
Sterling Bancorp (1) 1,287,317 7,286
181,095
Total Financials 2,032,067

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
HEALTH CARE 17.5%
Biotechnology 7.4%
Abcam , ADR (1) 585,538 11,254
ACADIA Pharmaceuticals (1) 259,193 6,687
Acceleron Pharma (1) 383,045 51,945
Agios Pharmaceuticals (1) 451,633 23,322
Allogene Therapeutics (1) 168,802 5,959
Apellis Pharmaceuticals (1) 143,020 6,137
Arcutis Biotherapeutics  (1) 119,006 3,443
Argenx , ADR (1) 305,226 84,056
Ascendis Pharma, ADR (1) 453,726 58,476
Avidity Biosciences (1) 132,282 2,885
Blueprint Medicines (1) 479,949 46,665
Cerevel Therapeutics Holdings (1) 299,098 4,107
CRISPR Therapeutics (1) 78,495 9,565
Enanta Pharmaceuticals (1) 41,957 2,069
Flame Biosciences, Acquisition Date: 9/28/20, Cost $2,258 (1)(3)
(4) 344,711 2,258
G1 Therapeutics (1) 256,027 6,160
Generation Bio (1) 807,682 22,987
Global Blood Therapeutics (1) 838,981 34,188
Homology Medicines (1) 422,638 3,977
IGM Biosciences (1) 220,053 16,876
Insmed  (1) 1,515,383 51,614
Intellia Therapeutics (1) 193,403 15,521
Iovance Biotherapeutics  (1) 160,066 5,068
Karuna Therapeutics (1) 79,686 9,581
Kodiak Sciences (1) 632,364 71,704
Legend Biotech, ADR (1) 58,727 1,704
MeiraGTx Holdings (1) 239,930 3,462
Morphic Holding (1) 40,280 2,549
Nurix Therapeutics (1) 184,132 5,725
Orchard Therapeutics, ADR (1) 575,604 4,179
Prothena  (1) 286,930 7,208
PTC Therapeutics (1) 113,141 5,357
Radius Health (1) 2,262,614 47,198

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
RAPT Therapeutics (1) 276,200 6,132
Replimune Group (1) 129,613 3,954
Scholar Rock Holding (1) 798,637 40,459
Seagen  (1) 207,621 28,830
TG Therapeutics (1) 79,437 3,829
Turning Point Therapeutics (1) 275,438 26,054
Ultragenyx Pharmaceutical (1) 684,630 77,952
Xencor  (1) 736,178 31,700
Zentalis Pharmaceuticals (1) 113,219 4,912
857,708
Health Care Equipment & Supplies 3.4%
AtriCure  (1) 598,414 39,208
Avanos Medical (1) 965,907 42,249
Axonics Modulation Technologies (1) 203,613 12,194
ICU Medical (1) 194,946 40,050
iRhythm Technologies (1) 433,636 60,215
JAND, Class A, Acquisition Date: 3/9/18, Cost $6,622 (1)(3)(4) 421,333 10,335
Mesa Laboratories  55,789 13,585
Nevro  (1) 252,744 35,258
NuVasive  (1) 384,205 25,188
Outset Medical (1) 79,019 4,298
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $13,938 (1)(3)
(4) 3,701,604 6,219
Penumbra (1) 121,600 32,902
Pulmonx  (1) 67,637 3,094
Quidel  (1) 525,599 67,240
392,035
Health Care Providers & Services 3.9%
Accolade (1) 240,300 10,902
Amedisys  (1) 303,898 80,469
Cross Country Healthcare (1) 1,081,473 13,508
Hanger (1) 1,877,802 42,851
Innovage Holding (1) 180,808 4,663
ModivCare  (1) 296,028 43,848
Molina Healthcare (1) 554,812 129,693
Oak Street Health (1) 598,350 32,473

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
Option Care Health (1) 631,112 11,196
Pennant Group (1) 523,018 23,954
Surgery Partners (1) 516,246 22,849
U.S. Physical Therapy  359,393 37,413
453,819
Health Care Technology 0.3%
Alignment Healthcare (1) 422,051 9,256
Alignment Healthcare, Acquisition Date: 2/28/20, Cost $8,730 (1)
(4) 1,081,690 22,535
Certara  (1) 241,312 6,588
38,379
Life Sciences Tools & Services 1.2%
Adaptive Biotechnologies (1) 297,998 11,997
Bruker  1,295,059 83,246
Olink Holding, ADR (1) 340,665 12,264
Quanterix  (1) 165,238 9,662
Seer (1) 116,541 5,829
Seer, Class A, Acquisition Date: 12/8/20, Cost $3,996 (1)(4) 210,330 9,995
132,993
Pharmaceuticals 1.3%
Arvinas  (1) 76,723 5,071
Atea Pharmaceuticals (1) 128,002 7,904
Cara Therapeutics (1) 376,527 8,174
Catalent  (1) 928,330 97,763
Reata Pharmaceuticals, Class A (1) 221,112 22,045
TherapeuticsMD  (1) 8,274,357 11,088
152,045
Total Health Care 2,026,979
INDUSTRIALS & BUSINESS SERVICES 16.8%
Aerospace & Defense 1.3%
BWX Technologies  339,048 22,357
Parsons (1) 406,865 16,453
Teledyne Technologies (1) 259,700 107,425
146,235

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
Airlines 0.3%
Alclear Holdings, Class B, Acquisition Date: 3/6/18 - 12/13/18,
Cost $16,753 (1)(3)(4)(5) 111,905 32,452
Sun Country Airlines Holdings (1) 182,604 6,260
38,712
Building Products 1.0%
Gibraltar Industries (1) 929,292 85,039
PGT Innovations (1) 1,314,446 33,190
118,229
Commercial Services & Supplies 1.8%
ADT  4,263,590 35,985
Brink's  597,919 47,373
Heritage-Crystal Clean (1) 755,483 20,496
MSA Safety  229,753 34,467
Rentokil Initial (GBP)  6,983,542 46,625
Tetra Tech  193,602 26,276
211,222
Electrical Equipment 1.1%
Array Technologies (1) 742,688 22,147
AZZ  1,218,954 61,374
Shoals Technologies Group, Class A (1) 1,079,497 37,545
Thermon Group Holdings (1) 531,364 10,356
131,422
Machinery 6.1%
Chart Industries (1) 572,361 81,476
Enerpac Tool Group  2,245,000 58,639
ESCO Technologies  674,150 73,408
Federal Signal  697,600 26,718
Graco 768,791 55,061
Helios Technologies  637,758 46,474
Ingersoll Rand (1) 1,770,665 87,135
John Bean Technologies  611,335 81,515
Marel (ISK)  2,172,492 14,767
Meritor (1) 1,726,315 50,788
Mueller Water Products, Class A  2,693,011 37,406

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
SPX (1) 792,900 46,202
Toro  435,623 44,930
704,519
Marine 0.5%
Matson  897,470 59,861
59,861
Professional Services 2.1%
Booz Allen Hamilton Holding  600,380 48,348
Clarivate  (1) 3,506,093 92,526
Huron Consulting Group (1) 234,000 11,789
Upwork  (1) 1,967,635 88,091
240,754
Road & Rail 1.1%
Knight-Swift Transportation Holdings  938,137 45,115
Landstar System  202,031 33,347
Saia (1) 193,841 44,696
123,158
Trading Companies & Distributors 1.5%
Air Lease  348,800 17,091
Rush Enterprises, Class A  872,237 43,463
SiteOne Landscape Supply (1) 674,690 115,197
175,751
Total Industrials & Business Services 1,949,863
INFORMATION TECHNOLOGY 11.2%
Communications Equipment 0.0%
Infinera  (1) 495,800 4,775
4,775
Electronic Equipment, Instruments & Components 2.2%
CTS  1,473,225 45,758
Littelfuse 217,583 57,538
National Instruments  1,392,993 60,156
Novanta  (1) 707,795 93,351
256,803

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
IT Services 1.2%
Euronet Worldwide (1) 360,700 49,885
Kratos Defense & Security Solutions (1) 1,767,701 48,223
Repay Holdings (1) 737,263 17,311
ServiceTitan , Acquisition Date: 11/9/18, Cost $484 (1)(3)(4) 18,389 1,974
StoneCo , Class A (1) 345,743 21,166
138,559
Semiconductors & Semiconductor Equipment 2.6%
Entegris 1,290,878 144,320
Lattice Semiconductor (1) 2,617,112 117,822
PDF Solutions (1) 898,301 15,972
Semtech  (1) 283,042 19,530
297,644
Software 5.2%
Ceridian HCM Holding (1) 820,793 69,168
Checkr , Acquisition Date: 6/29/18 - 12/2/19, Cost $4,339 (1)(3)(4) 189,521 4,641
Coupa Software (1) 145,367 36,993
Descartes Systems Group (1) 1,389,033 84,606
Duck Creek Technologies (1) 114,114 5,151
Five9 (1) 561,637 87,801
Manhattan Associates (1) 231,300 27,150
nCino  (1) 520,785 34,747
Olo , Class A (1) 341,108 9,002
Paycom Software (1) 130,148 48,163
Proofpoint  (1) 414,928 52,194
SS&C Technologies Holdings  1,279,269 89,382
Toast, Acquisition Date: 9/14/18, Cost $18 (1)(3)(4) 1,059 136
Workiva  (1) 358,104 31,606
Zendesk  (1) 118,859 15,763
596,503
Total Information Technology 1,294,284
MATERIALS 4.0%
Chemicals 1.7%
Element Solutions  4,877,567 89,211
Minerals Technologies  615,458 46,356

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
Quaker Chemical  233,788 56,990
192,557
Metals & Mining 1.7%
Alcoa (1) 632,758 20,558
Constellium  (1) 3,533,871 51,948
ERO Copper (CAD) (1) 2,638,000 45,405
Franco-Nevada (CAD)  203,618 25,517
Haynes International (2) 642,595 19,066
Northern Star Resources (AUD)  5,271,254 38,184
200,678
Paper & Forest Products 0.6%
Domtar  696,500 25,736
West Fraser Timber (CAD)  576,200 41,453
67,189
Total Materials 460,424
MISCELLANEOUS 0.2%
Miscellaneous 0.2%
KKR Acquisition Holdings I (1) 1,869,008 18,709
Total Miscellaneous 18,709
REAL ESTATE 4.7%
Equity Real Estate Investment Trusts 3.6%
American Campus Communities, REIT  1,140,350 49,229
Community Healthcare Trust, REIT  396,575 18,290
CubeSmart , REIT  1,101,900 41,685
EastGroup Properties, REIT  661,200 94,737
First Industrial Realty Trust, REIT  549,371 25,156
Flagship Communities REIT, REIT  286,309 4,295
JBG SMITH Properties, REIT  1,513,688 48,120
PS Business Parks, REIT  497,874 76,961
Regency Centers, REIT  104,265 5,913
Rexford Industrial Realty, REIT  1,086,018 54,735
419,121
Real Estate Management & Development 1.1%
Altus Group (CAD)  132,200 6,358

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
FirstService 813,913 120,614
126,972
Total Real Estate 546,093
UTILITIES 3.7%
Electric Utilities 0.6%
IDACORP  489,869 48,972
MGE Energy  241,976 17,275
66,247
Gas Utilities 1.7%
Chesapeake Utilities  490,357 56,921
ONE Gas  902,400 69,404
Southwest Gas Holdings  1,054,232 72,436
198,761
Independent Power & Renewable Electricity Producers 0.3%
NextEra Energy Partners  529,300 38,575
38,575
Multi-Utilities 0.2%
NorthWestern 273,400 17,826
17,826
Water Utilities 0.9%
California Water Service Group  549,331 30,949
Middlesex Water  396,752 31,352
SJW Group  582,584 36,697
98,998
Total Utilities 420,407
Total Common Stocks (Cost $6,111,000) 10,907,770
CONVERTIBLE PREFERRED STOCKS 4.4%
CONSUMER DISCRETIONARY 1.6%
Automobiles 1.0%
Rivian Automotive, Series D, Acquisition Date: 12/23/19,
Cost $12,773 (1)(3)(4) 1,188,846 43,809
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $17,939 (1)(3)(4) 1,158,106 42,676

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $27,485 (1)(3)(4) 745,862 27,485
113,970
Diversified Consumer Services 0.1%
1stdibs.com, Series D, Acquisition Date: 2/7/19, Cost $5,328 (1)
(3)(4) 1,063,187 8,835
8,835
Hotels, Restaurants & Leisure 0.4%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $17,735 (1)(3)(4) 710,468 26,735
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $13,024 (1)
(3)(4) 346,118 13,024
Torchys Holdings, Acquisition Date: 11/13/20, Cost $6,813 (1)(2)
(3)(4)(5) 758,455 6,813
46,572
Internet & Direct Marketing Retail 0.0%
A Place for Rover, Series G, Acquisition Date: 5/11/18,
Cost $5,243 (1)(4) 696,458 6,791
6,791
Textiles, Apparel & Luxury Goods 0.1%
Allbirds , Series A, Acquisition Date: 10/10/18, Cost $1,974 (1)(3)
(4) 180,000 2,081
Allbirds , Series B, Acquisition Date: 10/10/18, Cost $347 (1)(3)(4) 31,625 366
Allbirds , Series C, Acquisition Date: 10/9/18, Cost $3,314 (1)(3)(4) 302,225 3,495
Allbirds , Series Seed, Acquisition Date: 10/10/18, Cost $1,061 (1)
(3)(4) 96,710 1,118
7,060
Total Consumer Discretionary 183,228
CONSUMER STAPLES 0.2%
Food Products 0.2%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $14,332 (1)(3)(4) 776,181 25,658
Total Consumer Staples 25,658
HEALTH CARE 0.6%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $4,493 (1)(3)(4) 1,627,947 4,493
4,493

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
Health Care Equipment & Supplies 0.3%
JAND, Series E, Acquisition Date: 3/9/18, Cost $8,169 (1)(3)(4) 519,754 12,750
JAND, Series F, Acquisition Date: 4/3/20, Cost $9,907 (1)(3)(4) 508,235 12,468
Kardium , Series D-6, Acquisition Date: 1/8/21, Cost $5,415 (1)(3)
(4) 5,330,753 5,415
30,633
Health Care Providers & Services 0.2%
Bright Health, Series E, Acquisition Date: 9/16/20,
Cost $12,434 (1)(3)(4) 608,998 12,434
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $9,397 (1)(3)(4) 3,902,227 9,397
21,831
Life Sciences Tools & Services 0.1%
Inscripta , Series E, Acquisition Date: 3/30/21, Cost $5,808 (1)(3)
(4) 657,721 5,808
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,793 (1)(3)(4) 497,323 6,793
12,601
Total Health Care 69,558
INDUSTRIALS & BUSINESS SERVICES 0.3%
Aerospace & Defense 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $5,882 (1)(3)(4) 130,614 5,882
5,882
Machinery 0.0%
Xometry , Series A-2, Acquisition Date: 7/20/20, Cost $836 (1)(3)(4) 87,317 841
Xometry , Series B, Acquisition Date: 7/20/20, Cost $287 (1)(3)(4) 29,972 289
Xometry , Series C, Acquisition Date: 7/20/20, Cost $304 (1)(3)(4) 31,147 300
Xometry , Series D, Acquisition Date: 7/20/20, Cost $237 (1)(3)(4) 24,173 233
Xometry , Series E, Acquisition Date: 7/20/20, Cost $2,381 (1)(3)(4) 174,826 2,381
Xometry , Series Seed-1, Acquisition Date: 9/4/20, Cost $1,320 (1)
(3)(4) 164,972 1,320
Xometry , Series Seed-2, Acquisition Date: 9/4/20, Cost $581 (1)
(3)(4) 72,580 581
5,945
Road & Rail 0.2%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $8,346 (1)(3)(4) 1,175,394 13,693

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
Convoy, Series D, Acquisition Date: 10/30/19, Cost $10,022 (1)(3)
(4) 740,142 8,623
22,316
Total Industrials & Business Services 34,143
INFORMATION TECHNOLOGY 1.6%
IT Services 0.2%
ServiceTitan , Series A-1, Acquisition Date: 11/9/18, Cost $10 (1)
(3)(4) 381 41
ServiceTitan , Series D, Acquisition Date: 11/9/18, Cost $4,907 (1)
(3)(4) 186,629 20,029
ServiceTitan , Series F, Acquisition Date: 3/25/21, Cost $997 (1)
(3)(4) 9,288 997
21,067
Software 1.4%
Checkr , Series C, Acquisition Date: 4/10/18, Cost $3,881 (1)(3)(4) 284,293 6,962
Checkr , Series D, Acquisition Date: 9/6/19, Cost $11,857 (1)(3)(4) 392,011 9,600
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $5,112 (1)(3)(4) 420,147 5,112
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $4,277 (1)(3)(4) 293,317 4,277
Nuro , Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,576 (1)(3)(4) 886,735 11,576
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14,
Cost $10,984 (1)(3)(4) 4,787,573 17,283
SecurityScorecard , Series E, Acquisition Date: 3/5/21,
Cost $5,398 (1)(3)(4) 356,213 5,398
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $7,110 (1)(3)(4) 1,127,860 9,914
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $698 (1)(3)(4) 79,390 698
Toast, Series B, Acquisition Date: 9/14/18, Cost $165 (1)(3)(4) 9,531 1,225
Toast, Series D, Acquisition Date: 6/27/18, Cost $11,952 (1)(3)(4) 690,616 88,723
Toast, Series F, Acquisition Date: 2/14/20, Cost $2,548 (1)(3)(4) 56,074 7,204
167,972
Total Information Technology 189,039
MATERIALS 0.1%
Chemicals 0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $9,813 (1)(3)(4) 237,759 9,813
Total Materials 9,813
Total Convertible Preferred Stocks (Cost $311,265) 511,439

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 0.04% (2)(6) 206,414,206 206,414
Total Short-Term Investments (Cost $206,414) 206,414
Total Investments in Securities 100.4%
(Cost $6,628,679) $ 11,625,623
Other Assets Less Liabilities (0.4)% (48,942)
Net Assets 100.0% $ 11,576,681
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $728,497 and represents 6.3% of net assets.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
GBP British Pound
ISK Iceland Krona
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Stock Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
BJ's Restaurants  $ 1,308 $ 21,794 $ —
Chuy's Holdings  2,131 22,822 —
CTS  709 (5,795) 59
Fiesta Restaurant Group  403 2,204 —
Hanger  209 1,382 —
Haynes International  (2,602) 6,436 143
Red Robin Gourmet Burgers  (597) 18,371 —
Torchys Holdings  — — —
Torchys Holdings, Class A  — — —
T. Rowe Price Government Reserve Fund, 0.04% — — 23
Totals $ 1,561# $ 67,214 $ 225+

T. ROWE PRICE Small-Cap Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
BJ's Restaurants  $ 42,907 $ 3,308 $ 3,245 $ *
Chuy's Holdings  38,273 — 3,844 57,251
CTS  55,086 — 3,533 *
Fiesta Restaurant Group  25,313 613 179 27,951
Hanger  42,137 — 668 *
Haynes International  16,685 — 4,055 19,066
Red Robin Gourmet Burgers  16,803 — 2,413 32,761
Torchys Holdings  6,812 1 — 6,813
Torchys Holdings, Class A  33,027 — — 33,027
T. Rowe Price Government
Reserve Fund, 0.04% 111,707  ¤  ¤ 206,414
Total $ 383,283^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $225 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $374,400.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Small-Cap Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Small-Cap Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Small-Cap Stock Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on
Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2021, totaled $99,306,000 for the period ended March 31,
2021. During the period, transfers out of Level 3 were because observable market data became available for the security.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level
3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 10,461,199 $ 306,603 $ 139,968 $ 10,907,770
Convertible Preferred Stocks — 6,791 504,648 511,439
Short-Term Investments 206,414 — — 206,414
Total $ 10,667,613 $ 313,394 $ 644,616 $ 11,625,623
($000s)
Beginning
Balance
1/1/21
Gain (Loss)
During
Period
Total
Purchases
Transfer
Out of
Level 3
Ending
Balance
3/31/21
Investment in Securities
Common Stocks $ 146,034 $ 2,992 $ — $ (9,058) $ 139,968
Convertible Preferred Stocks 365,807 96,314 83,425 (40,898) 504,648
Total $ 511,841 $ 99,306 $ 83,425 $ (49,956) $ 644,616

T. ROWE PRICE Small-Cap Stock Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 139,968 Recent
comparable
transaction
price(s)
—# —# —# —#
Expected
Present Value
Discount Rate
for Cost of
Equity
20% 20% Decrease
Market
Comparable
Enterprise
Value to Sales
Multiple
3.4x
– 4.8x
4.1x Increase
Sales Growth
Rate
19% 19% Increase
Enterprise
Value to Gross
Profit Multiple
7.5x
– 15.2x
13.0x Increase
Gross Profit
Growth Rate
21% 21% Increase
Enterprise
Value to
EBITDA
Multiple
10.0x 10.0x Increase
Price to
Tangible Book
Value Multiple
0.9x
– 1.0x
1.0x Increase
Tangible Book
Value Growth
Rate
23% 23% Increase
Projected
Enterprise
Value to
EBITDA
Multiple
12.0x 12.0x Increase
Discount
for Lack of
Marketability
10% 10% Decrease

T. ROWE PRICE Small-Cap Stock Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Pricing Service Discount
for Lack of
Marketability
65% 65% Decrease
Options Pricing
Model
Private
Company
Valuation
—# —# —#
Risk-Free Rate 3% 3% Increase
Volatility 38%
- 43%
41% Increase
Discount
for Lack of
Marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 504,648 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
Comparable
Enterprise
Value to Sales
Multiple
5.7x
– 10.4x
7.1x Increase
Sales Growth
Rate
12%
- 29%
18% Increase
Enterprise
Value to Gross
Profit Multiple
8.3x
– 20.1x
13.1x Increase
Gross Profit
Growth Rate
15%
- 29%
20% Increase

T. ROWE PRICE Small-Cap Stock Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F65-054Q1 03/21
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for Lack of
Marketability
10% 10% Decrease